UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    6
Notes to Financial Statements .............................................    7
Schedule of Portfolio Investments .........................................   21

                                                     UBS EUCALYPTUS FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in securities, at fair value (cost $166,727,736)   $160,248,386
Cash and cash equivalents                                         4,288,790
Due from brokers                                                 57,947,995
Collateral deposited with broker on swaps                         3,536,671
Investments sold, not settled                                       912,552
Unrealized appreciation on swaps                                    183,557
Dividends receivable                                                175,159
Interest receivable                                                  38,478
Other assets                                                         33,348
                                                               ------------
TOTAL ASSETS                                                    227,364,936
                                                               ------------
LIABILITIES
Securities sold, not yet purchased, at fair value
   (proceeds of sales $57,628,103)                               54,367,845
Options written, at fair value (premiums $813,415)                  660,649
Due to brokers                                                   36,802,285
Investments purchased, not settled                                3,264,995
Withdrawals payable                                                 530,643
Management Fee payable                                              138,482
Professional fees payable                                           132,329
Dividends payable                                                    79,418
Interest payable                                                     56,293
Administration fee payable                                           36,615
Other liabilities                                                    67,893
                                                               ------------
TOTAL LIABILITIES                                                96,137,447
                                                               ------------
MEMBERS' CAPITAL                                               $131,227,489
                                                               ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                      $134,110,258
Accumulated net unrealized appreciation/(depreciation) on
   investments in securities, securities sold, not yet
   purchased and swaps                                           (2,882,769)
                                                               ------------
MEMBERS' CAPITAL                                               $131,227,489
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Dividends (less foreign withholding taxes of $92,677)      $    935,845
Interest                                                        212,023
Other income                                                    212,187
                                                           ------------
TOTAL INVESTMENT INCOME                                       1,360,055
                                                           ------------
EXPENSES
Management Fee                                                  912,574
Dividends on securities sold, not yet purchased                 578,120
Margin interest                                                 334,767
Professional fees                                               141,948
Stock loan fee expense                                          115,894
Administration fee                                               76,506
Directors' fees                                                  25,136
Printing, insurance and other expenses                          130,969
                                                           ------------
TOTAL EXPENSES                                                2,315,914
                                                           ------------
NET INVESTMENT LOSS                                            (955,859)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in securities                                 15,126,391
   Securities sold, not yet purchased                         2,317,247
   Swaps                                                        383,303
   Written options                                              405,023
   Foreign currency transactions                               (113,982)
Net change in unrealized appreciation/depreciation on:
   Investments in securities                                (18,454,810)
   Securities sold, not yet purchased                         2,228,333
   Swaps                                                       (902,528)
   Written options                                              (68,252)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS          920,725
                                                           ------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS   $    (35,134)
                                                           ------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                MANAGER        MEMBERS         TOTAL
                                                              -----------   ------------   ------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                           $   185,894   $146,332,153   $146,518,047
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                      (973)    (1,998,503)    (1,999,476)
   Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps,
      written options and foreign currency transactions              (406)       222,383        221,977
   Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased, swaps and written options                         57,051     34,934,742     34,991,793
Incentive allocation                                            1,096,732     (1,096,732)            --
                                                              -----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
   OPERATIONS                                                   1,152,404     32,061,890     33,214,294
                                                              -----------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                               (1,096,732)   (34,269,899)   (35,366,631)
                                                              -----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
   CAPITAL TRANSACTIONS                                        (1,096,732)   (34,269,899)   (35,366,631)
                                                              -----------   ------------   ------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                         $   241,566   $144,124,144   $144,365,710
                                                              -----------   ------------   ------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                      (577)      (955,282)      (955,859)
   Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps,
      written options and foreign currency transactions            30,926     18,087,056     18,117,982
   Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not yet
      purchased, swaps and written options                        (31,623)   (17,165,634)   (17,197,257)
Incentive Allocation                                              296,345       (296,345)            --
                                                              -----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
   OPERATIONS                                                     295,071       (330,205)       (35,134)
                                                              -----------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                                 (296,345)   (12,806,742)   (13,103,087)
                                                              -----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
   CAPITAL TRANSACTIONS                                          (296,345)   (12,806,742)   (13,103,087)
                                                              -----------   ------------   ------------
MEMBERS' CAPITAL AT JUNE 30, 2010                             $   240,292   $130,987,197   $131,227,489
                                                              -----------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                        STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                    $    (35,134)
Adjustments to reconcile net decrease in members' capital derived from operations to net cash provided by operating activities:
   Purchases of investments                                                  (87,154,474)
   Proceeds from disposition of investments                                  102,043,577
   Proceeds received from securities sold, not yet purchased and
      written options                                                         65,731,162
   Cost to cover securities sold, not yet purchased and written options      (51,152,412)
   Net realized (gain)/loss from investments in securities, securities
      sold, not yet purchased and written options                            (17,848,661)
   Net accretion of bond discount and amortization of bond premium               (12,571)
   Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, swaps and written
      options                                                                 17,197,257
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Collateral deposited with brokers on swaps                            5,200,000
         Dividends receivable                                                    (17,224)
         Due from brokers                                                    (16,960,007)
         Interest receivable                                                      21,519
         Investments sold, not settled                                        11,447,149
         Other assets                                                             91,429
      Increase (decrease) in liabilities:
         Administration fee payable                                               11,503
         Dividends payable                                                        49,138
         Due to brokers                                                      (16,809,474)
         Interest payable                                                         30,988
         Investments purchased, not settled                                    2,992,278
         Management Fee payable                                                  (10,508)
         Professional fees payable                                               (12,567)
         Other liabilities                                                        34,666
                                                                            ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     14,837,634

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Manager withdrawals, including change in withdrawals payable      (1,393,077)
Payments on Members' withdrawals, including change in withdrawals payable    (13,681,703)
                                                                            ------------
NET CASH USED IN FINANCING ACTIVITIES                                        (15,074,780)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

Net decrease in cash and cash equivalents                                   $   (237,146)
Cash and cash equivalents--beginning of period                                 4,525,936
                                                                            ------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                    $  4,288,790
                                                                            ------------
SUPPLEMENTAL CASH FLOWS DISCLOSURE:
   Interest paid                                                            $    303,779
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Manager, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                   PERIOD FROM
                                   JANUARY 1,
                                  2010 TO JUNE                               YEARS ENDED DECEMBER 31,
                                    30, 2010         ------------------------------------------------------------------------
                                   (UNAUDITED)            2009          2008           2007           2006           2005
                                  ------------       ------------   ------------   ------------   ------------   ------------
Ratio of net investment loss to
   average members' capital(b)           (1.33%)(a)         (1.44%)        (0.23%)        (1.67%)        (1.23%)        (1.48%)
Ratio of total expenses to
   average members' capital
   before Incentive Allocation(b)         3.22%(a)           2.80%          2.98%          3.44%          2.81%          2.20%
Ratio of total expenses to
   average members' capital after
   Incentive Allocation(b)                3.63%(a)           3.59%          2.98%          5.11%          5.37%          3.82%
Portfolio turnover rate                  47.79%            111.39%        116.78%        179.85%         65.08%         62.86%
Total return before Incentive
   Allocation(c)                         (1.28%)            28.37%        (19.04%)         8.85%         13.48%         10.50%
Total return after Incentive
   Allocation(d)                         (1.46%)            27.40%        (19.04%)         7.08%         10.78%          8.40%
Average debt ratio(b)                    33.33%             32.58%         28.51%         25.11%         16.16%         11.15%
Members' capital at end of
   period (including the Manager) $131,227,489       $144,365,710   $146,518,047   $236,425,074   $281,362,869   $280,981,482

(a)  Annualized.

(b) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Manager.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the managing member of the Manager and is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There was one transfer from Level 2 to Level 1 of a preferred security as of June 30, 2010, due to the removal of a discount on market price that existed at December 31, 2009.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded in the Statement of Assets, Liabilities and Members' Capital.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. PIPEs in the amount of $1,429,038, or 1.09% of members' capital, were fair valued by the Manager at June 30, 2010.

     Consistent with its strategy, a portion of the Fund's long portfolio ($4,384,506 at June 30, 2010) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All of these securities held by the Fund at June 30, 2010 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. Values assigned at June 30, 2010 may differ significantly from values that would have been used had a broader market for the investments existed. Due to these factors, the Fund classifies these securities as Level 3 positions.

     Private securities including warrants are valued pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that best reflects their fair value. At each reporting date, privately held equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. Due to these factors, the Fund classifies these securities as Level 2.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Manager.

     The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities, such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or other assets and liabilities at June 30, 2010.

     The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets, Liabilities and Members' Capital as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

     In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current fair value.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from disposition of foreign currencies and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $955,859 and $18,117,982 from accumulated net investment loss and accumulated net realized gain from investments in securities, securities sold, not yet purchased, derivative contracts and foreign currency transactions respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Manager. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee is paid by UBSFA to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2010 to June 30, 2010, UBS FSI and its affiliates earned brokerage commissions of $1,220 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee, which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Incentive Allocation for the period from January 1, 2010 to June 30, 2010 and the year ended December 31, 2009 was $296,345 and $1,096,732, respectively, and was recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of the PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2010 to June 30, 2010 amounted to $138,306,886 and $167,774,739, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $51,152,412 and $65,731,162, respectively and purchases and sales of options and warrants amounting to $5,143,868 and $2,402,325, respectively.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

6.   SECURITIES TRANSACTIONS (CONTINUED)

     At December 31, 2009, the net tax basis of investments was $110,651,719 resulting in accumulated net unrealized appreciation on investments of $22,469,523 which consists of $39,644,820 gross unrealized appreciation and $17,175,297 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

7.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. For the period from January 1, 2010 to June 30, 2010, the Fund's average interest rate paid on borrowings was 0.74% per annum and the average borrowings outstanding were $48,415,697. The Fund pledges cash in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

8.   DUE FROM BROKERS

     The cash due from brokers (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include forward foreign currency exchange and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap contract is valued at the swap contract's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund has entered into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund's maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the total return swap's remaining life. The Fund may mitigate this risk by offsetting any payables and/or receivables with collateral held or pledged. The Fund has posted $3,536,671 as collateral at June 30, 2010 in relation to its total return swaps, which is recorded as collateral deposited with broker on swaps on the Statement of Assets, Liabilities and Members' Capital.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. During the period from January 1, 2010 to June 30, 2010, the Fund did not trade any futures or forward contracts.

     The Fund has purchased and written call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current fair value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is "covered," meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current fair value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Written option activity for the period from January 1, 2010 to June 30, 2010 for the Fund is as follows:

                                                                   Amount of
                                                      Number of    premiums
                                                      contracts    received
                                                      ---------   -----------
Options outstanding at December 31, 2009                 3,125    $  383,120
Options written                                         19,311     2,085,792
Options terminated in closing purchase transactions     (7,605)     (757,985)
Options expired prior to exercise                       (8,886)     (897,512)
Options outstanding at June 30, 2010                     5,945    $  813,415

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

                      FAIR VALUES OF DERIVATIVE INSTRUMENTS
                                  AS OF JUNE 30

     DERIVATIVES NOT
    ACCOUNTED FOR AS
         HEDGING
       INSTRUMENTS                           ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
------------------------   -----------------------------------------------------   ---------------------------------------------
                                                    2010                                                2010
                           -----------------------------------------------------   ---------------------------------------------
IN THOUSANDS OF DOLLARS             Balance Sheet Location            Fair Value        Balance Sheet Location        Fair Value
------------------------   ----------------------------------------   ----------   --------------------------------   ----------
Equity contracts /
   options and warrants    Investments in securities, at fair value     $1,013     Options written, at fair value        $661
                                                                        ------                                           ----
Equity contracts / swaps   Unrealized appreciation on swaps                184     Unrealized depreciation on swaps         0
                                                                        ------                                           ----
TOTAL                                                                   $1,197                                           $661
                                                                        ------                                           ----

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                      SIX MONTH PERIOD ENDED JUNE 30, 2010

                                                                          AMOUNT OF REALIZED         AMOUNT OF
    DERIVATIVES NOT                                                         GAIN OR (LOSS)       UNREALIZED GAIN OR
   ACCOUNTED FOR AS                                                         RECOGNIZED IN      (LOSS) RECOGNIZED IN
        HEDGING                     LOCATION OF GAIN OR (LOSS)                INCOME ON              INCOME ON
      INSTRUMENTS              RECOGNIZED IN INCOME ON DERIVATIVES           DERIVATIVES            DERIVATIVES
-----------------------   ---------------------------------------------   ------------------   --------------------
IN THOUSANDS OF DOLLARS
Equity contracts /        Net realized gain/(loss) from
   options and            investments in securities and written
   warrants               options/net change in unrealized
                          appreciation/depreciation on
                          investments in securities and written options         $  679               $(1,772)
                                                                                ------               -------
Equity contracts /        Net realized gain/(loss) from swaps /
   swaps                  net change in unrealized
                          appreciation\depreciation on swaps                    $  383               $  (903)
                                                                                ------               -------
Total                                                                           $1,062               $(2,675)
                                                                                ------               -------

     The average quarterly net notional amounts of equity swaps, written options and purchased options were $(10,052,819), $(465,500) and $417,833, respectively, during the period from January 1, 2010 to June 30, 2010. The average quarterly fair value of warrants was $588,800 during the period from January 1, 2010 to June 30, 2010.

10.  INDEMNIFICATION AND FINANCIAL GUARANTEES

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

     In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At June 30, 2010, the Fund had maximum payout amounts of approximately $13,797,123 relating to written put option contracts, which expire between one and seven months. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

10.  INDEMNIFICATION AND FINANCIAL GUARANTEES (CONTINUED)

     The fair value of written put option contracts as of June 30, 2010 is $576,761 and is included as a liability in written options, at fair value on the Statement of Assets, Liabilities and Members' Capital.

11.  SUBSEQUENT EVENTS

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

    PAR ($)                                                                         FAIR VALUE
--------------                                                                     ------------
                 INVESTMENTS IN SECURITIES (122.11%)
                 CORPORATE BONDS (3.34%)
                 MEDICAL - BIOMEDICAL/GENETICS (1.16%)
       596,700   Incyte Corp., 4.75%, 10/01/15 (a)                                 $    892,066
       615,766   Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                              628,082
                                                                                   ------------
                                                                                      1,520,148
                                                                                   ------------
                 MEDICAL - DRUGS (2.18%)
     1,107,773   Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a)                       941,607
     2,344,818   Rotavax Royalty Sub LLC, Floating Rate, 10/15/14 (a)                 1,922,751
                                                                                   ------------
                                                                                      2,864,358
                                                                                   ------------
                 TOTAL CORPORATE BONDS (Cost $4,474,769)                              4,384,506
                                                                                   ------------

    SHARES
--------------
                 COMMON STOCK (116.76%)
                 CHEMICALS - SPECIALTY (0.20%)
         4,000   Lonza Group AG - (Switzerland) *,(b)                                   268,002
                                                                                   ------------
                 DENTAL SUPPLIES & EQUIPMENT (0.95%)
        84,000   Align Technology, Inc. *,(c)                                         1,249,080
                                                                                   ------------
                 DIAGNOSTIC EQUIPMENT (0.83%)
       183,700   Affymetrix, Inc. *,(c)                                               1,083,830
                                                                                   ------------
                 DIAGNOSTIC KITS (0.42%)
       119,900   Orasure Technologies, Inc. *                                           555,137
                                                                                   ------------
                 DRUG DELIVERY SYSTEMS (0.42%)
       310,500   Antares Pharma, Inc. *                                                 546,480
                                                                                   ------------
                 INSTRUMENTS - SCIENTIFIC (4.28%)
       114,500   Thermo Fisher Scientific, Inc. *,(c)                                 5,616,225
                                                                                   ------------
                 MEDICAL - BIOMEDICAL/GENETICS (40.72%)
       116,000   Amgen, Inc. *,(c)                                                    6,101,600
       300,000   Anadys Pharmaceuticals, Inc. *                                         576,000
       152,800   Aveo Pharmaceuticals, Inc. *,(c)                                     1,080,296
       117,000   Celgene Corp. *,(c)                                                  5,945,940
        20,800   Clinical Data, Inc. *,(c)                                              258,752
       281,400   Cytokinetics, Inc. *,(c)                                               666,918
       126,500   Dendreon Corp. *,(c)                                                 4,089,745
       153,000   Genzyme Corp. *,(c)                                                  7,767,810
       200,000   Gilead Sciences, Inc. *,(c)                                          6,856,000
       606,800   Hana Biosciences, Inc. *                                               100,122
       207,800   Human Genome Sciences, Inc. *,(c)                                    4,708,748
        87,000   Illumina, Inc. *,(c)                                                 3,787,110
       262,100   Lexicon Genetics, Inc. *                                               335,488
       173,000   Map Pharmaceuticals, Inc. *,(c)                                      2,264,570
       100,000   Momenta Pharmaceutical, Inc. *                                       1,226,000
       421,211   Novelos Therapeutics, Inc. *                                            44,227
       248,000   Sequenom, Inc. *,(d)                                                 1,429,038
       319,200   Supergen, Inc. *                                                       644,784
       297,400   The Medicines Co. *,(c)                                              2,263,214

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

    SHARES                                                                          FAIR VALUE
--------------                                                                     ------------
                 COMMON STOCK (CONTINUED)
                 MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
       100,000   Vertex Pharmaceuticals, Inc. *,(c)                                $  3,290,000
                                                                                   ------------
                                                                                     53,436,362
                                                                                   ------------
                 MEDICAL - DRUGS (41.32%)
        52,600   Achillion Pharmaceuticals, Inc.                                        115,720
        85,000   Actelion Ltd. - (Switzerland) (b)                                    3,192,377
        61,000   Allergan, Inc. (c)                                                   3,553,860
       333,500   Bristol-Myers Squibb Co. (c)                                         8,317,490
        99,000   Cubist Pharmaceuticals, Inc. *,(c)                                   2,039,400
       567,000   Elan Corp. PLC - (Ireland) *, (b), (c), (e)                          2,551,500
       220,000   Endo Pharmaceuticals Holdings, Inc. *,(c)                            4,800,400
       127,000   Merck & Co., Inc. (c)                                                4,441,194
       185,000   Mitsubishi Tanabe Pharma Corp. - (Japan) (b)                         2,830,715
       105,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (b), (c)                3,921,630
       505,000   Pfizer, Inc. (c)                                                     7,201,300
        24,000   Pharmasset, Inc. *,(c)                                                 656,160
        39,000   Roche Holding AG - (Switzerland) (b), (c)                            5,392,405
        81,000   Shire PLC - (Ireland) (b), (c)                                       4,971,780
       605,775   Skyepharma PLC - (United Kingdom) *,(b)                                244,703
                                                                                   ------------
                                                                                     54,230,634
                                                                                   ------------
                 MEDICAL - GENERIC DRUGS (8.17%)
        23,400   Perrigo Company (c)                                                  1,382,238
        44,000   Sawai Pharmaceutical Co., Ltd. - (Japan) (b), (c)                    4,221,494
        58,000   Towa Pharmaceutical Co., Ltd. - (Japan) (b), (c)                     3,781,896
        32,900   Watson Pharmaceuticals, Inc. *,(c)                                   1,334,753
                                                                                   ------------
                                                                                     10,720,381
                                                                                   ------------
                 MEDICAL - HMO (1.93%)
        20,500   Aetna, Inc. (c)                                                        540,790
        23,200   CIGNA Corp. (c)                                                        720,592
        20,700   United Health Group, Inc. (c)                                          587,880
        14,000   Wellpoint, Inc. *,(c)                                                  685,020
                                                                                   ------------
                                                                                      2,534,282
                                                                                   ------------
                 MEDICAL INSTRUMENTS (0.11%)
        76,800   Solta Medical, Inc. *                                                  145,920
                                                                                   ------------
                 MEDICAL LASER SYSTEMS (0.29%)
        35,100   Cynosure, Inc. *,(c)                                                   378,027
                                                                                   ------------
                 MEDICAL PRODUCTS (3.79%)
        21,000   Hospira, Inc. *,(c)                                                  1,206,450
        10,000   Orthofix International NV  *                                           320,500
        55,100   Syneron Medical, Ltd. - (Israel) *,(b)                                 566,428
       225,000   Tomotherapy, Inc. *                                                    715,500
        40,000   Zimmer Holdings, Inc. *,(c)                                          2,162,000
                                                                                   ------------
                                                                                      4,970,878
                                                                                   ------------
                 THERAPEUTICS (13.33%)
       263,500   Alexza Pharmaceuticals, Inc. *                                         716,720

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

    SHARES                                                                          FAIR VALUE
--------------                                                                     ------------
                 COMMON STOCK (CONTINUED)
                 THERAPEUTICS (CONTINUED)
       600,000   Allos Therapeutics, Inc. *,(c)                                    $  3,678,000
       145,000   Biomarin Pharmaceutical, Inc. *,(c)                                  2,749,200
       132,800   Pharmacyclics, Inc. *                                                  884,448
       597,200   Pharmacyclics, Inc. *,(c)                                            3,977,352
       239,900   Warner Chilcott PLC - (Ireland) *,(b), (c)                           5,481,715
                                                                                   ------------
                                                                                     17,487,435
                                                                                   ------------
                 TOTAL COMMON STOCK (Cost $159,487,319)                             153,222,673
                                                                                   ------------
                 PREFERRED STOCKS (1.24%)
                 MEDICAL - BIOMEDICAL/GENETICS (0.06%)
            10   Novelos Therapeutics, Inc. *                                            78,613
                                                                                   ------------
                 MEDICAL - GENERIC DRUGS (1.18%)
         1,470   Mylan, Inc.                                                          1,549,997
                                                                                   ------------
                 TOTAL PREFERRED STOCKS (Cost $1,667,607)                             1,628,610
                                                                                   ------------
                 WARRANTS (0.28%)
                 MEDICAL - BIOMEDICAL/GENETICS (0.12%)
        91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *                         40,040
       600,000   Hana Biosciences, Inc., $0.01, 10/07/16 *                               96,000
       250,000   Hana Biosciences, Inc., $0.60, 10/07/16 *                               17,500
       330,000   Targeted Genetics Corp., $3.25, 06/22/12 *                               3,300
                                                                                   ------------
                                                                                        156,840
                                                                                   ------------
                 MEDICAL - DRUGS (0.00%)
        43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11 *                             --
                                                                                   ------------
                 MEDICAL LABS & TESTING SERVICES (0.00%)
            45   Orchid Biosciences, Inc., $21.70, 07/24/11 *                                --
            45   Orchid Biosciences, Inc., $23.50, 09/20/11 *                                --
           120   Orchid Biosciences, Inc., $8.05, 12/12/11 *                                 --
                                                                                   ------------
                                                                                             --
                                                                                   ------------
                 THERAPEUTICS (0.16%)
       243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                        213,840
                                                                                   ------------
                 TOTAL WARRANTS (Cost $215,750)                                         370,680
                                                                                   ------------

   NUMBER OF
   CONTRACTS
--------------
                 PURCHASED OPTIONS (0.49%)
                 HEALTH & BIOTECHNOLOGY (0.08%)
           315   iShares Nasdaq Biotechnology Index Fund, 07/17/10 $80 Put              102,375
                                                                                   ------------
                 MEDICAL - BIOMEDICAL/GENETICS (0.04%)
           145   Dendreon Corp., 11/20/10 $40 Call                                       46,038
                                                                                   ------------
                 MEDICAL - DRUGS (0.07%)
           265   Eli Lilly and Company, 07/17/10 $35 Put                                 43,063
            25   Jazz Pharmaceuticals, Inc., 08/21/10 $10 Call                            2,063
           300   King Pharmaceuticals, Inc., 08/21/10 $7.50 Call                         21,000

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

   NUMBER OF
   CONTRACTS                                                                        FAIR VALUE
--------------                                                                     ------------
                 PURCHASED OPTIONS (CONTINUED)
                 MEDICAL - DRUGS (CONTINUED)
           300   Pfizer, Inc., 08/21/10 $15 Call                                   $     10,050
           350   Shionogi & Co., 08/12/10 1789.0115Y Put - (Japan) (b)                   19,178
                                                                                   ------------
                                                                                         95,354
                                                                                   ------------
                 MEDICAL - GENERIC DRUGS (0.01%)
           270   Perrigo Company, 07/17/10 $65 Call                                       6,075
           360   Watson Pharmaceuticals, Inc., 08/21/10 $45 Call                         13,500
                                                                                   ------------
                                                                                         19,575
                                                                                   ------------
                 MEDICAL INSTRUMENTS (0.03%)
           130   Delcath Systems, Inc., 07/17/10 $9 Put                                  37,700
                                                                                   ------------
                 OPTICAL SUPPLIES (0.14%)
            55   Alcon, Inc., 01/22/11 $165 Call                                         22,550
           430   Alcon, Inc., 08/21/10 $155 Call                                        158,025
                                                                                   ------------
                                                                                        180,575
                                                                                   ------------
                 THERAPEUTICS (0.12%)
           490   Pharmacyclics, Inc., 08/21/10 $5 Call                                   83,300
           175   Vivus, Inc., 01/22/11 $10 Put                                           77,000
                                                                                   ------------
                                                                                        160,300
                                                                                   ------------
                 TOTAL PURCHASED OPTIONS (Cost $882,291)                                641,917
                                                                                   ------------
                 TOTAL INVESTMENTS IN SECURITIES (Cost $166,727,736)                160,248,386
                                                                                   ------------

    SHARES
--------------
                 SECURITIES SOLD, NOT YET PURCHASED ((41.43)%)
                 COMMON STOCK SOLD, NOT YET PURCHASED ((39.46)%)
                 DRUG DELIVERY SYSTEMS ((1.45)%)
      (157,000)  Nektar Therapeutics *                                               (1,899,700)
                                                                                   ------------
                 MEDICAL - BIOMEDICAL/GENETICS ((8.09)%)
       (74,000)  Alnylam Pharmaceuticals, Inc. *                                     (1,111,480)
       (47,000)  Bavarian Nordic A/S - (Denmark) *,(b)                               (1,708,009)
       (83,100)  CSL Limited - (Australia) (b)                                       (2,286,809)
       (76,500)  Geron Corp. *                                                         (384,030)
      (104,000)  Keryx Biopharmaceuticals, Inc. *                                      (380,640)
       (40,000)  Life Technologies Corp. *                                           (1,890,000)
      (236,200)  Prolatix Biotherapeutics, Inc. *                                    (1,443,182)
       (28,900)  United Therapeutics Corp. *                                         (1,410,609)
                                                                                   ------------
                                                                                    (10,614,759)
                                                                                   ------------
                 MEDICAL - DRUGS ((18.63)%)
       (57,300)  AstraZeneca PLC - (United Kingdom) (b)                              (2,716,692)
       (59,200)  Auxilium Pharmaceuticals, Inc. *                                    (1,391,200)
      (124,600)  Cadence Pharmaceuticals, Inc. *                                       (873,446)
      (155,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) (b)                       (2,774,551)
      (169,000)  Dainippon Sumitomo Pharma Co., Ltd. - (Japan) (b)                   (1,302,497)
      (124,000)  Dr. Reddy's Laboratories, Ltd. (e)                                  (3,825,400)

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

     SHARES                                                                         FAIR VALUE
--------------                                                                     ------------
                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 MEDICAL - DRUGS (CONTINUED)
      (120,000)  Eli Lilly and Company                                             $ (4,020,000)
      (131,000)  H. Lundbeck A/S - (Denmark) (b)                                     (1,794,388)
      (150,100)  Idenix Pharmaceuticals Inc. *                                         (750,500)
       (34,300)  Ono Pharmaceutical Co., Ltd. - (Japan) (b)                          (1,395,412)
      (147,000)  Shionogi & Co., Ltd. - (Japan) (b)                                  (3,061,600)
      (112,800)  Theratechnologies, Inc. - (Canada) *,(b)                              (543,487)
                                                                                   ------------
                                                                                    (24,449,173)
                                                                                   ------------
                 MEDICAL - GENERIC DRUGS ((0.99)%)
       (25,000)  Teva Pharmaceutical Industries, Ltd. - (Israel) (b)                 (1,299,750)
                                                                                   ------------
                 MEDICAL - OUTPATIENT/HOME MEDICINE ((1.08)%)
       (43,500)  Lincare Holdings, Inc.                                              (1,414,185)
                                                                                   ------------
                 MEDICAL INFORMATION SYSTEMS ((0.98)%)
       (22,200)  Quality Systems, Inc.                                               (1,287,378)
                                                                                   ------------
                 MEDICAL INSTRUMENTS ((1.50)%)
       (13,000)  Delcath Systems, Inc. *                                                (82,420)
       (52,000)  Medtronic, Inc.                                                     (1,886,040)
                                                                                   ------------
                                                                                     (1,968,460)
                                                                                   ------------
                 MEDICAL PRODUCTS ((2.75)%)
       (38,000)  Becton, Dickinson & Co.                                             (2,569,560)
      (124,000)  Q-Med Ab - (Sweden) (b)                                             (1,039,707)
                                                                                   ------------
                                                                                     (3,609,267)
                                                                                   ------------
                 OPTICAL SUPPLIES ((1.13)%)
       (24,700)  Essilor International SA - (France) (b)                             (1,481,897)
                                                                                   ------------
                 THERAPEUTICS ((2.86)%)
       (35,700)  Amylin Pharmaceuticals, Inc. *                                        (671,160)
       (61,000)  Anadys Pharmaceuticals, Inc. *                                        (117,120)
       (70,300)  Thrombogenics NV - (Belgium) *,(b)                                  (1,333,856)
      (170,900)  Vivus, Inc. *                                                       (1,640,640)
                                                                                   ------------
                                                                                     (3,762,776)
                                                                                   ------------
                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales
                    $(54,882,040))                                                  (51,787,345)
                                                                                   ------------
                 EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((1.97)%)
                 STOCK INDEX ((1.97)%)
       (25,000)  SPDR S&P 500 ETF Trust                                              (2,580,500)
                                                                                   ------------
                 TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds
                    of Sales $(2,746,063))                                           (2,580,500)
                                                                                   ------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales
                    $(57,628,103))                                                  (54,367,845)
                                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

  NUMBER OF
  CONTRACTS                                                                         FAIR VALUE
--------------                                                                     ------------
                 DERIVATIVE CONTRACTS ((0.36)%)
                 WRITTEN OPTIONS ((0.50)%)
                 HEALTH & BIOTECHNOLOGY ((0.03)%)
          (315)  iShares Nasdaq Biotechnology Index Fund, 07/17/10 $75 Put         $    (34,650)
          (315)  iShares Nasdaq Biotechnology Index Fund, 07/17/10 $85 Call              (1,575)
                                                                                   ------------
                                                                                        (36,225)
                                                                                   ------------
                 MEDICAL - BIOMEDICAL/GENETICS (0.00%)
          (240)  Amgen, Inc., 07/17/10 $57.50 Call                                       (2,280)
                                                                                   ------------
                 MEDICAL - DRUGS ((0.16)%)
          (335)  Biovail Corporation, 07/17/10 $15 Put                                   (1,675)
          (425)  Endo Pharmaceuticals Holdings, Inc., 07/17/10 $17.50 Put                (2,125)
          (135)  Map Pharmaceuticals Inc., 09/18/10 $12.50 Put                          (17,213)
          (400)  Merck & Co., Inc., 01/22/11 $25 Put                                    (33,400)
          (430)  Merck & Co., Inc., 01/22/11 $45 Call                                   (12,255)
          (225)  Pfizer, Inc., 01/21/12 $12.50 Put                                      (43,200)
          (225)  Pfizer, Inc., 01/21/12 $22.50 Call                                      (6,075)
          (445)  Pfizer, Inc., 01/22/11 $15 Put                                         (86,775)
          (445)  Pfizer, Inc., 01/22/11 $20 Call                                         (4,228)
          (350)  Shionogi & Co., 08/12/10 1506.5360Y Put - (Japan) (b)                   (1,923)
                                                                                   ------------
                                                                                       (208,869)
                                                                                   ------------
                 MEDICAL - GENERIC DRUGS ((0.04)%)
          (270)  Perrigo Company, 07/17/10 $60 Call                                     (35,775)
          (200)  Teva Phamraceuticals Industries Ltd., 07/17/10 $55 Call -
                    (Israel) (b)                                                         (3,800)
          (130)  Teva Pharmaceuticals Industries Ltd., 07/17/10 $57.50 Call -
                    (Israel) (b)                                                           (390)
           (90)  Watson Pharmaceuticals, Inc., 08/21/10 $40 Put                         (14,175)
                                                                                   ------------
                                                                                        (54,140)
                                                                                   ------------
                 OPTICAL SUPPLIES ((0.27)%)
           (55)  Alcon, Inc., 01/22/11 $160 Put                                         (96,525)
           (55)  Alcon, Inc., 01/22/11 $175 Call                                         (6,545)
          (430)  Alcon, Inc., 08/21/10 $145 Put                                        (245,100)
          (430)  Alcon, Inc., 08/21/10 $170 Call                                        (10,965)
                                                                                   ------------
                                                                                       (359,135)
                                                                                   ------------
                 TOTAL WRITTEN OPTIONS (Premiums $(813,415))                           (660,649)
                                                                                   ------------

   NOTIONAL
  AMOUNT ($)
--------------
                 SWAPS (0.14%)
   (13,587,974)  Equity Swap, short exposure                                            183,557
                                                                                   ------------
                 TOTAL SWAPS                                                            183,557
                                                                                   ------------
                 TOTAL DERIVATIVE CONTRACTS (Proceeds of Sales $(813,415))             (477,092)
                                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                 TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
                    PURCHASED AND DERIVATIVE CONTRACTS -- 80.32%                   $105,403,449
                                                                                   ------------
                 OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 19.68%               25,824,040
                                                                                   ------------
                 TOTAL MEMBERS' CAPITAL -- 100.00%                                 $131,227,489
                                                                                   ============

Percentages shown represent a percentage of members' capital as of June 30, 2010.

*    Non-income producing security.

(a)  Restricted security - private investment valued at fair value.

(b)  Foreign.

(c) Partially or wholly held ($132,553,494 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(d)  Private investment in public equity at fair value.

(e)  American Depository Receipt.

EQUITY SWAPS

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAP AS OF JUNE 30, 2010:

   NOTIONAL    MATURITY                                                             UNREALIZED
    AMOUNT       DATE                           DESCRIPTION                        APPRECIATION
------------   --------   ------------------------------------------------------   ------------
    Sell          *       Agreement with Goldman Sachs & Co., to pay the total
$(13,587,974)             return of the Orbimed Custom Index Modified Short
                          Hedge in an exchange for an amount to be paid monthly,
                          equal to the USD LIBOR-BBA Monthly plus 90 bps.            $183,557
                                                                                     --------
                                                                                     $183,557
                                                                                     ========

----------
*    Perpetual maturity. Resets monthly.

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                                           TOTAL FAIR
                                                            VALUE AT
DESCRIPTION                                              JUNE 30, 2010      LEVEL 1       LEVEL 2      LEVEL 3
-----------                                              -------------   ------------   ----------   ----------
Investments in Securities
   Corporate Bonds
      Medical - Biomedical/Genetics                       $  1,520,148   $         --   $       --   $1,520,148
      Medical - Drugs                                        2,864,358             --           --    2,864,358
                                                          ------------   ------------   ----------   ----------
   TOTAL CORPORATE BONDS                                     4,384,506             --           --    4,384,506
                                                          ------------   ------------   ----------   ----------
   Common Stock
      Chemicals - Specialty                                    268,002        268,002           --           --
      Dental Supplies & Equipment                            1,249,080      1,249,080           --           --
      Diagnostic Equipment                                   1,083,830      1,083,830           --           --
      Diagnostic Kits                                          555,137        555,137           --           --
      Drug Delivery Systems                                    546,480        546,480           --           --
      Instruments - Scientific                               5,616,225      5,616,225           --           --
      Medical - Biomedical/Genetics                         53,436,362     52,007,324    1,429,038           --
      Medical - Drugs                                       54,230,634     54,230,634           --           --
      Medical - Generic Drugs                               10,720,381     10,720,381           --           --
      Medical - HMO                                          2,534,282      2,534,282           --           --
      Medical Instruments                                      145,920        145,920           --           --
      Medical Laser Systems                                    378,027        378,027           --           --
      Medical Products                                       4,970,878      4,970,878           --           --
      Therapeutics                                          17,487,435     17,487,435           --           --
                                                          ------------   ------------   ----------   ----------
   TOTAL COMMON STOCK                                      153,222,673    151,793,635    1,429,038           --
                                                          ------------   ------------   ----------   ----------
   Preferred Stocks
      Medical - Biomedical/Genetics                             78,613         78,613           --           --
      Medical - Generic Drugs                                1,549,997      1,549,997           --           --
                                                          ------------   ------------   ----------   ----------
   TOTAL PREFERRED STOCKS                                    1,628,610      1,628,610           --           --
                                                          ------------   ------------   ----------   ----------
   Warrants
      Medical - Biomedical/Genetics                            156,840             --      156,840           --
      Medical - Drugs                                               --             --           --           --
      Medical Labs & Testing Services                               --             --           --           --
      Therapeutics                                             213,840             --      213,840           --
                                                          ------------   ------------   ----------   ----------
   TOTAL WARRANTS                                              370,680             --      370,680           --
                                                          ------------   ------------   ----------   ----------
   Purchased Options
      Health & Biotechnology                                   102,375        102,375           --           --
      Medical - Biomedical/Genetics                             46,038         46,038           --           --
      Medical - Drugs                                           95,354         95,354           --           --
      Medical - Generic Drugs                                   19,575         19,575           --           --
      Medical Instruments                                       37,700         37,700           --           --
      Optical Supplies                                         180,575        180,575           --           --
      Therapeutics                                             160,300        160,300           --           --
                                                          ------------   ------------   ----------   ----------
   TOTAL PURCHASED OPTIONS                                     641,917        641,917           --           --
                                                          ------------   ------------   ----------   ----------
TOTAL INVESTMENTS IN SECURITIES                           $160,248,386   $154,064,162   $1,799,718   $4,384,506
                                                          ------------   ------------   ----------   ----------
Derivative Contracts Equity Swap                               183,557             --      183,557           --
                                                          ------------   ------------   ----------   ----------
TOTAL DERIVATIVE CONTRACTS                                $    183,557   $         --   $  183,557   $       --
                                                          ============   ============   ==========   ==========
TOTAL ASSETS                                              $160,431,943   $154,064,162   $1,983,275   $4,384,506
                                                          ------------   ------------   ----------   ----------

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

LIABILITIES TABLE

                                                           TOTAL FAIR
                                                            VALUE AT
DESCRIPTION                                              JUNE 30, 2010      LEVEL 1       LEVEL 2      LEVEL 3
-----------                                              -------------   ------------   ----------   ----------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Drug Delivery Systems                              $ (1,899,700)   $ (1,899,700)      $--          $--
      Medical - Biomedical/Genetics                       (10,614,759)    (10,614,759)       --           --
      Medical - Drugs                                     (24,449,173)    (24,449,173)       --           --
      Medical - Generic Drugs                              (1,299,750)     (1,299,750)       --           --
      Medical - Outpatient/Home Medicine                   (1,414,185)     (1,414,185)       --           --
      Medical Information Systems                          (1,287,378)     (1,287,378)       --           --
      Medical Instruments                                  (1,968,460)     (1,968,460)       --           --
      Medical Products                                     (3,609,267)     (3,609,267)       --           --
      Optical Supplies                                     (1,481,897)     (1,481,897)       --           --
      Therapeutics                                         (3,762,776)     (3,762,776)       --           --
                                                         ------------    ------------       ---          ---
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (51,787,345)    (51,787,345)       --           --
                                                         ------------    ------------       ---          ---
   Exchange Traded Funds Sold, Not Yet Purchased
      Stock Index                                          (2,580,500)     (2,580,500)       --           --
                                                         ------------    ------------       ---          ---
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED     (2,580,500)     (2,580,500)       --           --
                                                         ------------    ------------       ---          ---
TOTAL SECURITIES SOLD, NOT YET PURCHASED                 $(54,367,845)   $(54,367,845)      $--          $--
                                                         ------------    ------------       ---          ---
Derivative Contracts
   Written Options
      Health & Biotechnology                                  (36,225)        (36,225)       --           --
      Medical - Biomedical/Genetics                            (2,280)         (2,280)       --           --
      Medical - Drugs                                        (208,869)       (208,869)       --           --
      Medical - Generic Drugs                                 (54,140)        (54,140)       --           --
      Optical Supplies                                       (359,135)       (359,135)       --           --
                                                         ------------    ------------       ---          ---
   TOTAL WRITTEN OPTIONS                                     (660,649)       (660,649)       --           --
                                                         ------------    ------------       ---          ---
TOTAL DERIVATIVE CONTRACTS                               $   (660,649)   $   (660,649)      $--          $--
                                                         ------------    ------------       ---          ---
TOTAL LIABILITIES                                        $(55,028,494)   $(55,028,494)      $--          $--
                                                         ------------    ------------       ---          ---

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                         CHANGE IN
                                BALANCE AS OF    ACCRUED    REALIZED     UNREALIZED       NET        TRANSFERS IN
                                 DECEMBER 31,   DISCOUNTS     GAIN/    APPRECIATION/   PURCHASES/   AND/OR OUT OF   BALANCE AS OF
         DESCRIPTION                 2009       /PREMIUMS    (LOSS)     DEPRECIATION    (SALES)        LEVEL 3      JUNE 30, 2010
         -----------            -------------   ---------   --------   -------------   ----------   -------------   -------------
Investments in Securities
CORPORATE BONDS
Medical - Biomedical/Genetics     $1,525,318     $   345     $   --       $118,718     $(124,233)        $--          $1,520,148
Medical - Drugs                    3,225,679      12,226      5,323        (36,545)     (342,325)         --           2,864,358
                                  ----------     -------     ------       --------     ---------         ---          ----------
TOTAL CORPORATE BONDS              4,750,997      12,571      5,323         82,173      (466,558)         --           4,384,506
                                  ----------     -------     ------       --------     ---------         ---          ----------
ENDING BALANCE                    $4,750,997     $12,571     $5,323       $ 82,173     $(466,558)        $--          $4,384,506
                                  ----------     -------     ------       --------     ---------         ---          ----------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2010 is $82,173.

                                                             June 30, 2010
Investments in Securities - By Country             Percentage of Members' Capital (%)
--------------------------------------             ----------------------------------
United States                                                    69.47%
Ireland                                                           9.91%
Switzerland                                                       6.74%
Japan                                                             4.76%
Canada                                                           (0.41%)
Israel                                                           (0.56%)
Sweden                                                           (0.79%)
Belgium                                                          (1.01%)
France                                                           (1.13%)
Australia                                                        (1.74%)
United Kingdom                                                   (1.89%)
Denmark                                                          (2.67%)

                                                              June 30, 2010
Investments in Derivative Contracts - By Country   Percentage of Members' Capital (%)
------------------------------------------------   ----------------------------------
Japan                                                            (0.00%)
Israel                                                           (0.00%)
United States                                                    (0.36%)

     The preceding notes are an integral part of these financial statements.

                    UBS EUCALYPTUS FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on May 13, 2010. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by and concerning UBS Fund Advisor, L.L.C. ("UBSFA"), including information regarding its affiliates and its personnel, operations and financial condition, as well as information regarding UBS Eucalyptus Fund Management, L.L.C. (the "Adviser"), the Fund's investment adviser of which UBSFA is the managing member. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of UBSFA the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by UBSFA to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and to UBSFA (including its affiliates UBS AG and UBS Financial Services Inc.). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBSFA which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors noted that the Fund's first quarter 2010 performance significantly exceeded the median performance of the Comparable Funds and the relevant indexes (S&P 500 DRI, Lipper Healthcare and Biotech Index, AMEX Biotech Index (BTK) and AMEX Pharmaceutical Index (DRG)). The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that for the three- and five-year periods ended March 31, 2010, the Fund's volatility was above the median volatility of the Comparable Funds and relevant indexes.

     The Directors considered the fees being charged by the Adviser and its affiliates for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBSFA and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was below the median management fee of the Comparable Funds and that the Fund's incentive fee was equal to the median incentive fee of the Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was equal to the lowest management fee being charged to the UBSFA single-manger funds, and that the Fund's incentive fee was equal to the incentive fee being charged to the other single-manager funds.(1) In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

     The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Fund's Investment Advisory Agreement was in the best interests of the Fund and its investors.

----------
(1) The management fees charged to the other single-manager funds range from 125 basis points to 135 basis points. The management fees are not waived for investors. The incentive fee charged to the other single-manager funds is 20% of profits.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.